As filed with the Securities and Exchange Commission on November 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21316

The Kensington Funds
(Exact name of registrant as specified in charter)

4 Orinda Way, Suite 200C
Orinda, CA 94563
(Address of principal executive offices) (Zip code)

US Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100, Glendora, CA 91741
(Name and address of agent for service)

1-800-253-2949
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

K E N S I N G T O N I N T E R N A T I O N A L R E A L E S T A T E F U N D

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 6 ( U n a u d i t e d )

	SHARES	MARKET VALUE($)
Real Estate Common Stock (95.2%)

Australia (13.6%)
Centro Properties Group	106,235	637,375
Commonwealth Property Office Fund	382,300	401,749
DB RREEF Trust	352,375	420,201
Grand Hotel Group	318,112	256,056
Macquarie Office Trust	355,818	396,461
Mirvac Group	108,163	382,110
Stockland Trust	124,915	688,935
Thakral Holdings Group	659,546	415,368
Westfield Group	172,400	2,418,180
		6,016,435
Austria (1.4%)
Immofinanz Immobilien Anlagen AG1	52,900	637,260

Britain (18.2%)
Big Yellow Group	42,395	387,563
British Land Co PLC	56,000	1,430,171
Brixton PLC	43,800	433,826
Capital & Regional PLC	20,007	444,275
Derwent Valley Holdings PLC	13,000	444,214
Great Portland Estates PLC	41,034	464,820
Hammerson PLC	26,700	655,890
Land Securities Group PLC	53,400	1,967,668
Liberty International PLC	18,300	419,733
Shaftesbury PLC	37,200	418,255
Slough Estates PLC	43,300	539,132
Unite Group PLC	48,000	416,559
		8,022,106
Canada (6.1%)
Brookfield Properties Corporation	34,900	1,232,668
H&R Real Estate Investment Trust	23,000	475,330
Riocan Real Estate Investment Trust	45,000	966,629
		2,674,627
France (4.1%)
Klepierre	2,850	426,808
Societe Immobiliere de Location pour l'Industrie et le Commerce	3,250	440,966
Unibail	4,460	937,120
		1,804,894
Germany (2.8%)
Deutsche Euroshop	5,984	412,410
Deutsche Wohnen AG	6,540	392,511
IVG Immobilien AG	11,760	427,536
		1,232,457
Guernsey (0.9%)
Eurocastle Investment Ltd	9,900	385,274

Hong Kong (16.2%)
Cheung Kong Holdings Ltd	103,500	1,111,303
China Overseas Land & Investment Ltd	191,775	147,942
Far East Consortium	1,580,000	653,039
Great Eagle Holdings Ltd	111,800	407,555
Hang Lung Properties Ltd	217,800	465,198
Henderson Land Development Co Ltd	106,500	598,756
Henderson Land Development Rights	1,269	-
Hongkong Land Holdings Ltd	199,200	772,896
Hysan Development Co Ltd	235,200	603,197
New World Development Ltd	250,500	431,506
Sino Land Co	222,000	393,241
Sun Hung Kai Properties Ltd	144,500	1,577,497
Sun Hung Kai Properties Ltd Rights	23,500	-
		7,162,130
Japan (18.2%)
Japan Retail Fund	64	471,365
Mitsubishi Estate Co., Ltd.	94,000	2,053,080
Mitsui Fudosan Co., Ltd.	89,900	2,043,441
New City Residence Investment	101	462,569
Nippon Building Fund Incorporated	49	497,778
NTT Urban Development Corporation	22	175,814
Sumitomo Realty & Development Co., Ltd.	43,500	1,277,841
Tokyo Tatemono Co., Ltd.	45,400	510,402
Tokyu Land Corporation	55,900	530,015
		8,022,305
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 6 ( U n a u d i t e d ) ( c o n t i n u e d )

	SHARES
	OR
	PRINCIPAL
	AMOUNT	MARKET VALUE($)

Luxembourg (1.7%)
Prologis European Properties[1]	40,000	745,616

Netherland (3.5%)
Corio NV	5,660	412,329
Eurocommercial Properties NV	9,100	429,838
Rodamco Europe NV	6,100	710,472
		1,552,639
Singapore (5.7%)
Allgreen Properties	403,100	403,544
Ascendas Real Estate Investment Trust	294,000	397,985
CapitaCommercial Trust	381,000	530,149
CapitaLand Ltd.	228,800	727,493
CapitaMall Trust	276,300	441,871
		2,501,042

Sweden (1.9%)
Castellum Ab	36,400	409,790
Fabege Ab	19,000	420,024
		829,814
Switzerland (0.9%)
PSP Swiss Property AG	8,222	417,527

Total Real Estate Common Stock		42,004,126

Repurchase Agreement (3.2%)
Custodial Trust Company, 5.00%, dated 9/30/06,
due 10/01/06, repurchase price $1,445,709
(collateralized by Strips-Tint, 11/15/16, valued $1,488,359)	$1,445,107	1,445,107

TOTAL INVESTMENTS IN SECURITIES
(cost $40,984,050)+ - 98.4%		43,449,233
Other assets in excess of Liabilities - 1.6%		687,916
NET ASSETS - 100.0%		$44,137,149

[1]	Represents non-income producing securities.

+	At September 30, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows*:
Cost of investments for tax purposes	$40,984,050
Gross tax unrealized appreciation	2,635,941
Gross tax unrealized depreciation	(170,757)
Net tax unrealized appreciation	$2,465,184

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

K E N S I N G T O N R E A L E S T A T E S E C U R I T I E S F U N D

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 6 ( U n a u d i t e d )

	SHARES	MARKET VALUE($)
Real Estate Common Stock (96.9%)

Diversified (4.9%)
Crescent Real Estate Equities Company	73,700	1,607,397
Vornado Realty Trust	22,550	2,457,950
		4,065,347
Healthcare (4.9%)
Health Care REIT, Incorporated	20,000	800,200
Healthcare Realty Trust, Incorporated	22,100	848,861
Senior Housing Properties Trust	39,200	836,528
Ventas, Incorporated	39,800	1,533,892
		4,019,481
Hotel (7.5%)
Starwood Hotels & Resorts Worldwide, Incorporated	74,820	4,278,956
Strategic Hotels & Resorts, Incorporated	46,900	932,372
Sunstone Hotel Investors, Incorporated	32,000	951,040
		6,162,368
Industrial (6.3%)
EastGroup Properties, Incorporated	23,500	1,171,710
ProLogis Trust	70,510	4,023,301
		5,195,011
Mortgage (1.4%)
iStar Financial, Incorporated	28,425	1,185,322

Multifamily (17.4%)
American Campus Communities, Incorporated	61,400	1,566,314
Avalonbay Communities, Incorporated	26,350	3,172,540
Camden Property Trust	30,830	2,343,388
Equity Residential Properties Trust	79,930	4,042,860
Home Properties of New York, Incorporated	56,100	3,206,676
		14,331,778
Net Lease (2.9%)
Lexington Corporate Properties Trust	74,500	1,577,910
National Retail Properties, Incorporated	35,900	775,440
		2,353,350
Office (27.8%)
BioMed Realty Trust, Incorporated	76,700	2,327,078
Boston Properties, Incorporated	23,475	2,425,906
Brookfield Properties Corporation	91,000	3,214,120
Columbia Equity Trust, Incorporated	105,400	1,754,910
Equity Office Properties	107,400	4,270,224
Glenborough Realty Trust, Incorporated	32,100	825,933
Maguire Properties, Incorporated	39,900	1,625,526
SL Green Realty Corporation	21,400	2,390,380
Trizec Properties, Incorporated	138,000	3,989,580
		22,823,657
Retail (19.0%)
Developers Diversified Realty Corporation	29,465	1,642,968
Feldman Mall Properties, Incorporated	140,730	1,552,252
General Growth Properties, Incorporated	70,335	3,351,463
Heritage Property Investment Trust	42,200	1,538,612
Kimco Realty Corporation	76,800	3,292,416

Simon Property Group, Incorporated	46,900	4,250,078
		15,627,789

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 6 ( U n a u d i t e d ) ( c o n t i n u e d )

	SHARES
	OR
	PRINCIPAL
	AMOUNT	MARKET VALUE($)

Storage (4.8%)
Public Storage, Incorporated	45,995	3,955,110

Total Real Estate Common Stock		79,719,213

Repurchase Agreement (1.6%)
Custodial Trust Company, 4.50%, dated 9/30/06,
due 10/01/06, repurchase price $1,273,305
(collateralized by U.S. Treasury Notes, 3.875%, 01/15/09, valued $1,301,702)	$1,272,774	1,272,774

TOTAL INVESTMENTS IN SECURITIES
(cost $61,887,354)+ - 98.5%		80,991,987
Other assets in excess of Liabilities - 1.5%		1,255,124
NET ASSETS - 100.0%		$82,247,111

+	At September 30, 2006, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows*:
	Cost of investments for tax purposes	$63,087,608
	Gross tax unrealized appreciation	17,591,285
	Gross tax unrealized depreciation	(51,929)
	Net tax unrealized appreciation	$17,539,356

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

K E N S I N G T O N S E L E C T I N C O M E F U N D

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 6 ( U n a u d i t e d )

	SHARES	MARKET VALUE($)
Real Estate Common Stock (27.9%)

Diversified (1.7%)
Crescent Real Estate Equities Company	575,000	12,540,750

Healthcare (4.3%)
Health Care REIT, Incorporated[2]	350,000	14,003,500
Healthcare Realty Trust, Incorporated	379,800	14,588,118
Senior Housing Properties Trust[2]	136,700	2,917,178
		31,508,796
Hotel (2.4%)
Hersha Hospitality Trust	1,037,500	9,960,000
Sunstone Hotel Investors, Incorporated	246,800	7,334,896
		17,294,896
Mortgage (11.2%)
Anthracite Capital, Incorporated	354,100	4,553,726
Arbor Realty Trust, Incorporated	683,000	17,457,480
iStar Financial, Incorporated	389,800	16,254,660
Newcastle Investment Corporation	880,100	24,123,541
RAIT Investment Trust	436,139	12,582,610
Resource Capital Corporation 144A1,3,5	425,000	6,375,000
Resource Capital Corporation -Warrants[1,3]	42,500	-
		81,347,017
Net Lease (8.3%)
Capital Lease Funding, Incorporated	1,197,100	13,275,839
Newkirk Realty Trust, Incorporated[6]	1,893,000	31,196,640
Spirit Finance Corporation	1,407,095	16,336,373
		60,808,852

Total Real Estate Common Stock		203,500,311

Real Estate Preferred Stock (74.6%)

Diversified (8.0%)
Cousins Properties, Incorporated, Series A, 7.75%	250,000	6,437,500
Crescent Real Estate Equities Company, Series A, 6.75%	314,300	6,889,456
Crescent Real Estate Equities Company, Series B, 9.5%	138,400	3,555,496
Digitial Realty Trust, Incorporated, Series A, 8.5%	625,000	16,218,750
LBA Realty II WBP, Incorporated, Series A, 8.75%[1,5]	400,000	18,660,000
LBA Realty II WBP, Incorporated, Series B, 7.625%[1,5]	323,000	6,460,000
		58,221,202
Healthcare (8.0%)
LTC Properties, Incorporated, Series F, 8.00%	1,319,600	33,082,372
Omega Healthcare Investors, Incorporated, Series D, 8.375%	975,000	25,525,500
		58,607,872
Hotel (12.7%)
Ashford Hospitality Trust, Series A, 8.55%	351,500	9,051,125
Eagle Hospitality, Series A, 8.25%	692,000	17,756,720

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 6 ( U n a u d i t e d ) ( c o n t i n u e d )

	SHARES
	OR
	PRINCIPAL
	AMOUNT	MARKET VALUE($)
Hotel (12.7%) (continued)
FelCor Lodging Trust, Incorporated, Series C, 8.00%	313,000	7,796,830
FelCor Lodging Trust, Incorporated, Series A, 1.95%	250,000	6,227,500
Hersha Hospitality Trust, Series A, 8.00%	199,900	5,189,404
Host Marriott Corporation, Series E, 8.875%	422,700	11,188,869
Strategic Hotel & Resorts Inc., Series B, 8.25%	290,000	7,554,500
Strategic Hotel & Resorts Inc., Series C, 8.25%	600,000	15,465,000
Sunstone Hotel Investors, Incorporated, Series A, 8.00%	220,000	5,588,000
Winston Hotels, Incorporated, Series B, 8.00%	269,000	6,754,590
		92,572,538
Industrial (1.1%)
EastGroup Properties, Incorporated, Series D, 7.95%	316,200	8,142,150

Manufactured Housing (2.2%)
Affordable Residential Communities, Series A, 8.25%	665,100	15,812,752

Mortgage (18.8%)
Accredited Mortgage Loan REIT Trust, Series A, 9.75%	711,500	17,858,650
American Home Mortgage Investment Corporation, Series A , 9.75%	115,760	3,093,686
American Home Mortgage Investment Corporation, Series B, 9.25%	434,000	11,201,540
Annaly Mortgage Management, Series A, 7.875%[2]	1,060,800	26,318,448
Anthracite Capital, Incorporated, Series C, 9.375%	612,900	16,364,430
Impac Mortgage Holdings, Incorporated, Series B, 9.375%	324,700	7,919,433
Impac Mortgage Holdings, Incorporated, Series C, 9.125%	435,800	10,158,498
MFA Mortgage Investments, Incorporated, Series A, 8.50%	457,200	11,260,836
New Century Financial, Series A, 9.125%	438,800	10,750,600
Newcastle Investment Corporation, Series C, 8.05%	188,900	4,750,835
Northstar Realty Financial Corporation, Series, 8.75%	300,400	7,675,220
Novastar Financial, Series C, 8.90%	197,200	4,831,400
Thornburg Mortgage, Incorporated, Series C, 8.00%	176,400	4,420,584
		136,604,160
Multifamily (4.9%)
Apartment Investment & Management Company, Series T, 8.00%	653,500	16,585,830
Apartment Investment & Management Company, Series U, 7.75%	507,000	12,862,590
Associated Estates Realty Corporation, Series B, 8.70%	240,100	6,273,813
		35,722,233
Net Lease (4.5%)
Capital Lease Funding, Incorporated, Series A, 8.125%	420,000	10,521,000
Entertainment Properties Trust, Series A, 9.50%	309,200	7,915,520
Lexington Corporate Properties Trust, Series B, 8.05%	447,900	11,452,803
Trustreet Properties Inc., Series A, 7.72%	131,300	2,821,637
		32,710,960
Office (7.3%)
Alexandria Real Estate Equities, Inc., Series C, 8.375%	296,500	7,768,300
Corporate Office Properties Trust, Series G, 8.00%	401,000	10,313,720
Dra Crt Acquisition Corporation, Series A, 8.5%	754,000	18,096,000

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 6 ( U n a u d i t e d ) ( c o n t i n u e d )
	SHARES
	OR
	PRINCIPAL
	AMOUNT	MARKET VALUE($)
Office (7.3%) (continued)
Maguire Properties, Incorporated, Series A, 7.625%	299,400	7,383,204
Parkway Properties, Incorporated, Series D, 8.00%	386,600	9,985,878
		53,547,102
Retail (7.1%)
Glimcher Realty Trust, Series F, 8.75%	500,000	12,680,000
Mills Corporation, Series E, 8.75%	550,500	11,417,370
Mills Corporation, Series G, 7.875%	202,300	3,926,643
Saul Centers, Incorporated, Series A, 8.00%	231,700	5,934,996
Taubman Centers Incorporated, Series G, 8.00%	518,200	13,799,666
Urstadt Biddle Properties, Incorporated, Series C, 8.50%	34,500	3,734,625
		51,493,300
Total Real Estate Preferred Stock		543,434,269
Total Real Estate Common and Preferred Stock		746,934,580

Corporate Bonds (4.9%)

Diversified (4.9%)
Taberna Preferred Funding, Limited, Series 2005-2A F, 8.549%, 11/05/35 144A1,5	$27,000,000	27,000,000
Taberna Preferred Funding, Limited, Series 2005-3A D, 6.520%, 02/05/36 144A1,5	4,500,000	4,500,000
Taberna Preferred Funding, Limited, Series 2005-3A E, 8.370%, 02/05/36 144A1,5	4,500,000	4,500,000
Total Corporate Bonds (Cost $36,000,000) (4.9% )		36,000,000

Repurchase Agreement (0.8%)
Custodial Trust Company, 5.375%, dated 09/30/06 due
10/01/06, repurchase price $5,456,701 (collateralized by
U.S. Treasury Bond, due 11/15/12, valued at $5,613.668)[4]	$5,454,258	5,454,258

TOTAL INVESTMENTS IN SECURITIES
(cost $763,456,164)+ - 108.2%		788,388,838
Liabilites in excess of Other Assets - (8.2%)		(59,581,936)
NET ASSETS - 100.0%		$728,806,902

[1]	The Adviser, using Board approved procedures, has deemed all or a portion of the security to be illiquid.
[2]	All or a portion of the security was on loan at September 30, 2006.
[3]	Represents non-income producing securities.
[4]	Security purchased with the cash proceeds from securities loaned.

+	At September 30, 2006, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows*:

	Cost of investments for tax purposes	$765,775,440
	Gross tax unrealized appreciation	25,120,954
	Gross tax unrealized depreciation	(11,018,719)
	Net tax unrealized appreciation	$14,102,235

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income
	tax information, please refer to the Notes to Financial Statements section in the Fund's most
	recent annual report.

[5]
Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. On September 30, 2006, Select Income Fund held restricted securities representing 9.3% of net assets. The retricted securities held as of September 30, 2006, follows:

	Security	Acquisiton Date	Acquisiton Cost	Shares / Principal Amount	Value
	LBA Realty Pfd, Series A 8.75%	Jul-03	20,000,000	400,000	18,660,000
	LBA Realty Pfd, Series B 7.625%	Mar-04	8,075,000	323,000	6,460,000
	Resource Capital Corp	Mar-05	6,375,000	425,000	6,375,000
	Taberna Preferred Funding III Class D	Sep-05	4,500,000	45,000	4,500,000
	Taberna Preferred Funding III Class E	Sep-05	4,500,000	45,000	4,500,000
	Taberna Preferred Funding II 2005-2A F	Jun-05	27,000,000	27,000,000	27,000,000
			$ 70,450,000		$ 67,495,000

[6]
These securities represent investments in portfolio companies, 5% or more of whose outstanding voting securities are held by the Fund, are defined in the Investment Company Act of 1940 as "affiliated" companies. The Select Income Fund had investments in such affiliated companies. A summary of the transactions for each issuer who is an affiliate during the three months ended September 30, 2006, follows:

	Share	Aggregate	Aggregate	Net		Share
	Balance,	Purchase	Sales	Realized		Balance,	Value
Issuer	Dec. 31, 2005	Cost	Cost	Gain (Loss)	Income	Sept. 30, 2006	Sept. 30, 2006

Newkirk Realty Trust Inc.	1,893,000	-	-	-	2,271,600	1,893,000	31,196,640
		$ -	$ -	$ -	$ 2,271,600		$ 31,196,640

KENSINGTON STRATEGIC REALTY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
S E P T E M B E R 3 0 , 2 0 0 6 ( U n a u d i t e d )

	SHARES	MARKET VALUE($)
Real Estate Common Stock (113.1%)

Diversified (12.6%)
Alexander's, Incorporated[3]	81,147	25,175,857
Crescent Real Estate Equities Company[2]	1,104,000	24,078,240
Vornado Realty Trust[2]	210,000	22,890,000
Winthrop Realty Trust[6]	2,458,122	15,854,887
		87,998,984
Healthcare (4.2%)
Health Care REIT, Incorporated[2]	321,000	12,843,210
Ventas, Incorporated	420,000	16,186,800
		29,030,010
Hotel (11.4%)
Hersha Hospitality Trust[6]	1,290,700	12,390,720
Intrawest Corporation	879,200	30,367,568
Starwood Hotels & Resorts Worldwide, Incorporated	320,000	18,300,800
Strategic Hotels & Restorts, Incorporated	340,000	6,759,200
Sunstone Hotel Investors, Incorporated	380,000	11,293,600
		79,111,888
Industrial (4.3%)
First Potomac Realty Trust[2]	200,000	6,044,000
ProLogis Trust	420,000	23,965,200
		30,009,200
Mortgage (8.9%)
Anthracite Mortgage Capital, Incorporated	271,200	3,487,632
Arbor Realty Trust, Incorporated	239,300	6,116,508
Arbor Realty Trust, Incorporated[5]	362,700	9,270,612
iStar Financial, Incorporated[2]	100,000	4,170,000
Jer Investment Trust, Incorporated	120,000	2,059,200
Newcastle Investment Corporation	722,100	19,792,761
Northstar Realty Financial Corporation	573,469	7,283,056
Taberna Realty Finance Trust[5]	672,500	10,020,250
		62,200,019
Multifamily (20.9%)
Avalonbay Communities, Incorporated[2]	255,000	30,702,000
BNP Residential Properties, Incorporated[6]	568,200	13,494,750
Bre Properties, Incorporated	233,900	13,970,847
Camden Property Trust	368,000	27,971,680
Equity Residential Properties Trust[2]	620,000	31,359,600
Home Properties, Incorporated	150,000	8,574,000
Mid-America Apartment Communities, Incorporated[2]	205,300	12,568,466
Post Properties, Incorporated	150,300	7,142,256
		145,783,599
SCHEDULE OF PORTFOLIO INVESTMENTS
S E P T E M B E R 3 0 , 2 0 0 6 ( U n a u d i t e d ) ( c o n t i n u e d )

	SHARES	MARKET VALUE($)
Net Lease (5.2.%)
Capital Lease Funding, Incorporated	835,900	9,270,131
Newkirk Realty Trust, Incorporated[6]	1,015,700	16,738,736
Sprint Financial Corporation[2]	850,000	9,868,500
		35,877,367
Office (29.4%)
Asset Capital Corporation, Incorporated 144A1,5	1,523,000	12,945,500
BioMed Realty Trust, Incorporated	450,000	13,653,000
Boston Properties, Incorporated[4]	257,500	26,610,050
Brookfield Properties Corporation[2]	515,000	18,189,800
Equity Office Properties	931,300	37,028,488
Glenborough Realty Trust, Incorporated	703,400	18,098,482
Highwoods Properties, Incorporated	272,000	10,121,120
Maguire Properties, Incorporated[2]	536,900	21,873,306
Reckson Associates Realty Corporation	135,700	5,807,960
SL Green Realty Corporation	184,000	20,552,800
Trizec Properties, Incorporated	706,070	20,412,484
		205,292,990
Retail (14.5%)
Acadia Realty Trust	388,400	9,904,200
Feldman Mall Properities, Incorporated[6]	955,000	10,533,650
General Growth Properties, Incorporated[2]	394,800	18,812,220
Kimco Realty Corporation	495,000	21,220,650
Kite Realty Group Trust	420,000	7,156,800
The Mills Corporation	65,000	1,086,150
Simon Property Group, Incorporated[2,4]	353,000	31,988,860
		100,702,530
Storage (1.7%)
Extra Space Storage, Incorporated[2]	688,400	11,916,204

TOTAL REAL ESTATE COMMON STOCK		787,922,791

Real Estate Preferred Stock (5.2%)

Diversified (0.7%)
Taberna Preferred Funding II, Ltd., Series 144A1,3,5	5,000	5,000,000

Manufactured Housing (0.3%)
Affordable Residential Communities, Series A, 8.25%	101,000	2,401,275

Mortgage (2.7%)
IMPAC Mortgage Holdings, Incorporated, Series C, 9.125%	305,000	7,109,550
New Century Financial Corporation, Series A, 9.125%	170,000	4,165,000
Novastar Financial, Incorporated, Series C, 8.90%[2]	285,000	6,982,500
		18,257,050

SCHEDULE OF PORTFOLIO INVESTMENTS
S E P T E M B E R 3 0 , 2 0 0 6 ( U n a u d i t e d ) ( c o n t i n u e d )

	SHARES	MARKET VALUE($)
Multifamily (0.7%)
Mid-America Apartment Communities, Incorporated, Series H, 8.30%	188,700	4,813,737

Net Lease (0.5%)
Entertainment Properties Trust, Series A, 9.50%	145,100	3,714,560

Office (0.3%)
Maguire Properties, Incorporated, Series A, 7.625%	73,100	1,802,646

TOTAL REAL ESTATE PREFERRED STOCK		35,989,268

Put Options (0.0%)
Spg, $85, Exp. 01/2007	1,323	251,370

TOTAL INVESTMENTS IN SECURITIES
(cost $668,284,717)+ _ 118.3%		824,163,429
Liablities in excess of Other Assets - (18.3%)		(127,741,191)
NET ASSETS - 100%		$696,422,238

Securities Sold Short (15.8% )
Diversified (1.8% )
Duke Realty Corporation	90,000	3,361,500
PS Business Parks, Incorporated	147,200	8,876,160
		12,237,660
Homebuilders (2.9% )
NVR, Incorporated	34,348	18,376,180
Toll Brothers, Incorporated	65,600	1,842,048
		20,218,228
Hotels (0.2% )
Four Seasons Hotel, Incorporated	25,000	1,596,250

Multifamily (0.4% )
Apartment Investment Management	50,000	2,720,500

Mutual Funds (2.3% )
iShares Dow Jones US Real Estate Index Fund	170,000	13,115,500
Streettracks SPDR Homebuilders	85,000	2,781,200
		15,896,700
Office (2.3%)
Alexandria Real Estate Equities, Incorporated	110,000	10,318,000
Kilroy Realty Corporation	35,000	2,636,900
Parkway Properties, Incorporated	69,300	3,221,757
		16,176,657
Retail (4.7%)
Developers Diversified Realty Corporation	187,000	10,427,120
Federal Realty Investment Trust	2,000	148,600
Regency Centers Corporation	44,800	3,080,448
Tanger Factory Outlet Centers, Incorporated	61,300	2,183,506
Taubman Centers, Incorporated	380,000	16,879,600
		32,719,274
Storage (1.2% )
U Store It Trust	376,900	8,088,274

Total Securities Sold Short (Proceeds $105,512,033)		$109,653,543

SCHEDULE OF PORTFOLIO INVESTMENTS
S E P T E M B E R 3 0 , 2 0 0 6 ( U n a u d i t e d ) ( c o n t i n u e d )

	Contracts	MARKET VALUE($)
Written Call Options (0.2%)
Boston Properties, $100, Exp. 10/2006	522	211,410
Simon Properties, $90, Exp. 01/2007	2,996	1,363,180
Total Options Written (Premiums received $1,113,705)		$1,574,590

[1] The Adviser, using Board approved procedures, has determined all or a portion of the security to be illiquid.
[2] All or a portion of the security was on loan at September 30, 2006.
[3] Represents non-income producing securities.
[4] Portion of the security is pledged as collateral for call options written.

+	At September 30, 2006, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows*:
	Cost of investments for tax purposes	$ 674,287,712
	Gross tax unrealized appreciation	147,949,636
	Gross tax unrealized depreciation	(4,527,946)
	Net tax unrealized appreciation	$ 143,421,690

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income
	tax information, please refer to the Notes to Financial Statements section in the Fund's most
	recent annual report.

[5]
Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. On Septemebr 30, 2006, Strategic Realty Fund held restricted securities representing 5.3% of net assets. The restricted securities held as of September 30, 2006, follows:

				Shares /
	Security	Acquisiton Date	Acquisiton Cost	Principal Amount	Value
	Arbor Realty Trust	Jul-04	5,440,500	362,700	9,270,612
	Asset Capital Corp. Inc.	Jun-05	12,945,500	1,523,000	12,945,500
	Taberna Realty Finance Trust	Jun-05	6,725,000	672,500	10,020,250
	Taberna Preferred Funding II Pfd Shares	Jun-05	5,000,000	5,000	5,000,000
			$ 30,111,000		$ 37,236,362

[6]
These securities represent investments in portfolio companies, 5% or more of whose outstanding voting securities are held by the Fund, are defined in the Investment Company Act of 1940 as "affiliated" companies. The Strategic Realty Fund had investments in such affiliated companies. A summary of the transactions for each issuer who is an affiliate during the three months ended September 30, 2006, follows:

	Share		Aggregate	Aggregate	Net		Share
	Balance,		Purchase	Sales	Realized		Balance,	Value,
Issuer	Dec. 31, 2005		Cost	Cost	Gain (Loss)	Income	Sept. 30, 2006	Sept. 30, 2006
BNP Residential Properties Inc.	329,500	++	4,037,557	-	-	331,500	568,200	13,494,750
Feldman Mall Properties Inc.	888,075		940,681	234,975	(36,305)	620,199	955,000	10,533,650
Hersha Hospitality Trust	1,420,400	**	105,308	1,536,548	(145,669)	748,278	1,297,100	12,452,160
Newkirk Realty Trust Inc.	1,113,100		1,527,866	3,087,573	61,583	1,352,760	1,015,700	16,738,736
Winthrop Realty Trust	2,555,350		914,754	2,246,493	309,037	462,955	2,458,122	15,854,887
			$ 7,526,166	$ 7,105,589	$ 188,646	$ 3,515,692		$ 69,074,183

++ Issuer was not an affiliated company at December 31, 2005
** Issuer was not an affiliated company at September 30, 2006

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Kensington Funds

By (Signature and Title) /s/ John P. Kramer
John P. Kramer, President

Date 11-28-06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John P. Kramer
John P. Kramer, President

Date 11-28-06

By (Signature and Title)* /s/ Cynthia M. Yee
Cynthia M. Yee, Treasurer

Date 11-28-06

* Print the name and title of each signing officer under his or her signature.